Income Taxes - Schdule of (benefit from) provision for income taxes (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Current tax expense:
Foreign			$ (24)	$ 249
Total current tax expense			(24)	249
Deferred tax (benefit) expense:
U.S. federal				(4,137)
State				(1,645)
Foreign			2,063	129
Total deferred tax benefit			2,063	(5,653)
Total (benefit from) provision for income taxes	$ 17	$ 2,236	$ 2,039	$ (5,404)